Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year Age	Mar. 31, 2011	Mar. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans	28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits	50
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits	20
Defined benefit plan, accumulated benefit obligation	¥ 2,017,742	¥ 2,075,456
Net actuarial loss	16,900
Transition obligation	167
Prior service cost	(5,604)
Weighted-average target allocations, domestic bonds	53.00%
Weighted-average target allocations, domestic stocks	13.00%
Weighted-average target allocations, foreign bonds	10.00%
Weighted-average target allocations, foreign stocks	10.00%
Weighted-average target allocations, life insurance company general accounts	14.00%
Defined benefit plan, fair value of domestic stocks	3,020	7,109
Defined benefit plan, domestic stocks percentage	0.30%	0.70%
Defined benefit plan, estimated future employer contributions in 2013	67,960
Multi-employer plan, period contributions	122,215	121,025	121,464
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	1,255,295	1,215,312
Net actuarial loss	15,921
Prior service cost	(3,187)
Weighted-average target allocations, domestic bonds	47.70%
Weighted-average target allocations, domestic stocks	20.90%
Weighted-average target allocations, foreign bonds	10.00%
Weighted-average target allocations, foreign stocks	14.40%
Weighted-average target allocations, life insurance company general accounts	7.00%
Defined benefit plan, fair value of domestic stocks	4,727	6,974
Defined benefit plan, domestic stocks percentage	0.50%	0.80%
Defined benefit plan, estimated future employer contributions in 2013		7,341
Multi-employer plan, period contributions	¥ 50,574	¥ 55,070	¥ 56,927